ING SERIES Fund, Inc.

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

(each a “Fund and collectively Funds”)

Supplement dated December 26, 2006

to the Funds’ Class A, Class B and Class C  Prospectus

dated September 30, 2006

Effective December 15, 2006, Class B shares of the Funds are closed to new investment.  The Class A, Class B and Class C Prospectus is hereby revised as follows:

1.                                       The following paragraph is added to the end of the section entitled “Choosing a Share Class  – ING Purchase Options – Class B” on page 29 of the Class A, Class B and Class C Prospectus:

•                  Class B shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund are closed to new investment, provided that: (1) Class B shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund may be purchased through the reinvestment of dividends issued by each Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under its respective prospectus, Class B shares of each Fund may be acquired through exchange of Class B shares of other funds in the ING funds complex.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES Fund, Inc.

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 26, 2006

to the Funds’ Class A, Class B, Class C, Class I and Class R  Shares

Statement of Additional Information (“SAI”)

dated September 30, 2006

Effective December 15, 2006, Class B shares of the Funds are closed to new investment.  The SAI is hereby revised as follows:

1.                                       The following paragraph is added after the second paragraph in the section entitled “Purchase and Redemption of Shares” on page 86 of the SAI:

Effective December 15, 2006, Class B shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund are closed to new investment, provided that: (1) Class B shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund may be purchased through the reinvestment of dividends issued by each Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under its respective prospectus, Class B shares of each Fund may be acquired through exchange of Class B shares of other funds in the ING funds complex.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE